Direxion Daily Qs Top 30 Stocks Bear 1X ETF Investment Strategy - Direxion Daily Qs Top 30 Stocks Bear 1X ETF	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (1X) daily inverse (opposite) or short exposure to QTOP, consistent with the Fund’s investment objective.QTOP seeks to track the investment results of the Nasdaq-100 Top 30 Index (the “Nasdaq Index”), which measures the performance of securities of the 30 largest domestic and international non-financial companies listed on Nasdaq (on the Nasdaq Global Select Market or the Nasdaq Global Market) based on market capitalization, as determined by Nasdaq, Inc. The Nasdaq Index is a subset of the Nasdaq-100 Index. The securities in the Nasdaq Index are weighted based on the market value of their outstanding shares subject to capping. The Nasdaq Index is reconstituted and rebalanced quarterly in March, June, September, and December. For capping purposes, at each quarterly rebalance, the weight of any single issuer will not exceed 22.5% of the Nasdaq Index; and the aggregate weight of issuers with individual weights exceeding 4.5% will not exceed 48% of the Nasdaq Index. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. QTOP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by iShares Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-92935 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding QTOP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short QTOP exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of QTOP. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to QTOP is consistent with the Fund’s investment objective. The impact of QTOP’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of QTOP has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of QTOP has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding iShares Nasdaq Top 30 ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding iShares Nasdaq Top 30 ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QTOP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning iShares Nasdaq Top 30 ETF could affect the value of the Fund’s investments with respect to QTOP and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance decreases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short QTOP exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector).